Payables and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of maturity analysis for liabilities
Year ended December 31, 2020

	Maturity
	Less than 3 months	3-6 months	6-12 months	1-5 years	More than 5 years	Total
Non-current lease liabilities	$—	$—	$—	$327	$—	$327
Accounts payable	631	—	—	—	—	631
Current lease liabilities	214	187	330	—	—	731
Other Current liabilities	1,619	121	527	—	—	2,267

	$2,464	$308	$857	$327	$—	$3,956

Year ended December 31, 2019
	Maturity
	Less than 3 months	3-6 months	6-12 months	1-5 years	More than 5 years	Total
Non-current lease liabilities	$—	$—	$—	$610	$—	$610
Accounts payable	463	—	—	—	—	463
Current lease liabilities	197	197	394	—	—	788
Other Current liabilities	1,260	1,624	393	—	—	3.277

	$1,920	$1,821	$787	$610	$	$5,138